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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

           /s/Michael Larson          Kirkland, Washington   February 14, 2011
   -------------------------------    --------------------   -----------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $ 15,140,396
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2010

                                                                                                              VOTING AUTHORITY
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMOUNT PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    114,679  1,999,984 SH          SOLE              1,999,984
AUTONATION INC               COM              05329W102    304,337 10,792,100 SH          SOLE             10,792,100
BERSHIRE HATHAWAY INC DEL    CL B NEW         084670702  7,158,594 89,359,555 SH          SOLE             89,359,555
BP PLC                       SPONSORED ADR    055622104    315,065  7,133,000 SH          SOLE              7,133,000
CANADIAN NATL RY CO          COM              136375102    569,212  8,563,437 SH          SOLE              8,563,437
CATERPILLAR INC DEL          COM              149123101    898,237  9,590,400 SH          SOLE              9,590,400
COCA COLA CO                 COM              191216100    768,325 11,682,000 SH          SOLE             11,682,000
COCA COLA FEMSA S A B DE C V SPON ADR REP L   191241108    462,973  5,616,561 SH          SOLE              5,616,561
COSTCO WHSL CORP NEW         COM              22160K105    442,503  6,128,000 SH          SOLE              6,128,000
CROWN CASTLE INTL CORP       COM              228227104    233,741  5,332,900 SH          SOLE              5,332,900
CSX CORP                     COM              126408103    103,376  1,600,000 SH          SOLE              1,600,000
EASTMAN KODAK CO             COM              277461109     30,820  5,750,000 SH          SOLE              5,750,000
ECOLAB INC                   COM              278865100    215,113  4,266,425 SH          SOLE              4,266,425
EXPEDIA INC DEL              COM              30212P105     37,635  1,500,000 SH          SOLE              1,500,000
EXPEDITORS INTL WASH INC     COM              302130109    100,901  1,848,000 SH          SOLE              1,848,000
EXXON MOBIL CORP             COM              30231G102    558,919  7,643,858 SH          SOLE              7,643,858
FEDEX CORP                   COM              31428X106    281,355  3,024,999 SH          SOLE              3,024,999
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106     12,191    218,000 SH          SOLE                218,000
GREATER CHINA FD INC         COM              39167B102      2,188    166,414 SH          SOLE                166,414
GRUPO TELEVISA SA DE CV      SP ADR REP ORD   40049J206    424,709 16,379,050 SH          SOLE             16,379,050
IAC INTERACTIVECORP          COM PAR $.001    44919P508     15,355    535,000 SH          SOLE                535,000
M & T BK CORP                COM              55261F104     43,525    499,998 SH          SOLE                499,998
MCDONALDS CORP               COM              580135101    757,813  9,872,500 SH          SOLE              9,872,500
MONSANTO CO NEW              COM              61166W101     34,820    500,000 SH          SOLE                500,000
REPUBLIC SVCS INC            COM              760759100     40,311  1,350,000 SH          SOLE              1,350,000
SEMGROUP CORP                CL A             81663A105        697     25,668 SH          SOLE                 25,668
WAL MART STORES INC          COM              931142103    525,979  9,753,000 SH          SOLE              9,753,000
WASTE MGMT INC DEL           COM              94106L109    687,023 18,633,672 SH          SOLE             18,633,672